Cash And Bank Balances (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of detailed information about cash and bank balances

	As of December 31,
	2020	2021
	HK$	HK$
Cash and cash equivalents:
- Cash on hand	31,031	595,992
- General bank accounts	453,935,733	525,610,116

Total cash and cash equivalents	453,966,764	526,206,108